CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Oct. 31, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 14 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

As the Company’s business was operated through its Singapore subsidiary, KHOB Pte. Ltd., prior to the Parent Company being incorporated on May 14, 2025 which conducted no operations through October 31, 2025, no Parent Company financial information for the year ended October 31, 2025.